Prepaid Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expense, Current [Abstract]
Summary of Prepaid expenses
The Company’s prepaid expenses as of September 30, 2023 and December 31, 2022 primarily consisted of the following:

	September 30, 2023	December 31, 2022

Prepaid insurance	$602	$26,081
Other prepaid expenses	3,659	5,029

	$4,261	$31,110

The Company’s prepaid expenses as of December 31, 2022 and 2021 primarily consisted of insurance.

	December 31, 2022	December 31, 2021
	Current	Current	Non-current
Prepaid insurance	$26,081	$528,861	$26,081
Other prepaid expenses	5,029	21,573	—

	$31,110	$550,434	$26,081